Note 17 - Tangible assets (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		€ 10,068,000,000		€ 7,229,000,000
Changes In Tangible Assets Abstract
Tangible Assets At The End		7,823,000,000		10,068,000,000		€ 7,229,000,000
Land And Buildings [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		6,001,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		157,000,000		90,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	(925,000,000)
Transfers Tangible Assets		(248,000,000)		(41,000,000)
Exchange differences and other tangible assets		(595,000,000)		57,000,000
Retirements Tangible Assets		(10,000,000)		(44,000,000)
Tangible Assets At The End		4,380,000,000		6,001,000,000
Land And Buildings [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		1,253,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		83,000,000		92,000,000
Provisions Transferred To Discontinued Operations Tangible Assets		24,000,000	[1]	34,000,000	[2]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	(373,000,000)
Transfers Tangible Assets		(42,000,000)		(16,000,000)
Exchange differences and other tangible assets		(110,000,000)		43,000,000
Retirements Tangible Assets		(2,000,000)		(38,000,000)
Tangible Assets At The End		833,000,000		1,253,000,000
Land And Buildings [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		212,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		18,000,000		14,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	(8,000,000)
Transfers Tangible Assets		(68,000,000)		(16,000,000)
Exchange differences and other tangible assets		(5,000,000)		0
Retirements Tangible Assets		0		(3,000,000)
Tangible Assets At The End		149,000,000		212,000,000
Land And Buildings [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		4,536,000,000		4,584,000,000
Tangible Assets End		3,398,000,000		4,536,000,000
Land And Buildings [Member] | Use right [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				5,939,000,000		5,490,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						445,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						64,000,000
Exchange differences and other tangible assets						38,000,000
Retirements Tangible Assets						(98,000,000)
Tangible Assets At The End						5,939,000,000
Land And Buildings [Member] | Use right [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				1,138,000,000		1,075,798,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						86,486,000
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					34,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						(3,000,000)
Transfers Tangible Assets						(31,000,000)
Exchange differences and other tangible assets						12,000,000
Retirements Tangible Assets						(36,000,000)
Tangible Assets At The End						1,138,000,000
Land And Buildings [Member] | Use right [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				217,000,000		315,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						29,132,000
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					1,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						(77,000,000)
Exchange differences and other tangible assets						(51,000,000)
Retirements Tangible Assets						0
Tangible Assets At The End						217,000,000
Land And Buildings [Member] | Use right [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining						4,099,000,000
Tangible Assets End						4,584,000,000
Work In Progress Member [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		56,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		54,000,000		63,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	(31,000,000)
Transfers Tangible Assets		(2,000,000)		(51,000,000)
Exchange differences and other tangible assets		(2,000,000)		(6,000,000)
Retirements Tangible Assets		(23,000,000)		(20,000,000)
Tangible Assets At The End		52,000,000		56,000,000
Work In Progress Member [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0
Changes In Tangible Assets Abstract
Additions Tangible Assets		0		0
Provisions Transferred To Discontinued Operations Tangible Assets		0	[1]	0	[2]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		0		0
Exchange differences and other tangible assets		0		0
Retirements Tangible Assets		0		0
Tangible Assets At The End		0		0
Work In Progress Member [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0
Changes In Tangible Assets Abstract
Additions Tangible Assets		0		0
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		0		0
Exchange differences and other tangible assets		0		0
Retirements Tangible Assets		0		0
Tangible Assets At The End		0		0
Work In Progress Member [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		56,000,000		70,000,000
Tangible Assets End		52,000,000		56,000,000
Work In Progress Member [Member] | Use right [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				70,000,000		234,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						78,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						(177,000,000)
Exchange differences and other tangible assets						(48,000,000)
Retirements Tangible Assets						(17,000,000)
Tangible Assets At The End						70,000,000
Work In Progress Member [Member] | Use right [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				0		0
Changes In Tangible Assets Abstract
Additions Tangible Assets						0
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					0
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						0
Exchange differences and other tangible assets						0
Retirements Tangible Assets						0
Tangible Assets At The End						0
Work In Progress Member [Member] | Use right [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				0		0
Changes In Tangible Assets Abstract
Additions Tangible Assets						0
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					0
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						0
Exchange differences and other tangible assets						0
Retirements Tangible Assets						0
Tangible Assets At The End						0
Work In Progress Member [Member] | Use right [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining						234,000,000
Tangible Assets End						70,000,000
Furniture Fixtures And Vehicles [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		6,351,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		255,000,000		335,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	(366,000,000)
Transfers Tangible Assets		(5,000,000)		(8,000,000)
Exchange differences and other tangible assets		(426,000,000)		12,000,000
Retirements Tangible Assets		(294,000,000)		(302,000,000)
Tangible Assets At The End		5,515,000,000		6,351,000,000
Furniture Fixtures And Vehicles [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		4,344,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		370,000,000		431,000,000
Provisions Transferred To Discontinued Operations Tangible Assets		20,000,000	[1]	26,000,000	[2]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	(321,000,000)
Transfers Tangible Assets		(12,000,000)		(13,000,000)
Exchange differences and other tangible assets		(294,000,000)		(57,000,000)
Retirements Tangible Assets		(248,000,000)		(255,000,000)
Tangible Assets At The End		3,859,000,000		4,344,000,000
Furniture Fixtures And Vehicles [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0
Changes In Tangible Assets Abstract
Additions Tangible Assets		26,000,000		20,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		0		0
Exchange differences and other tangible assets		(26,000,000)		(20,000,000)
Retirements Tangible Assets		0		0
Tangible Assets At The End		0		0
Furniture Fixtures And Vehicles [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		2,007,000,000		2,102,000,000
Tangible Assets End		1,656,000,000		2,007,000,000
Furniture Fixtures And Vehicles [Member] | Use right [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				6,314,000,000		6,628,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						404,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						(12,000,000)
Exchange differences and other tangible assets						(214,000,000)
Retirements Tangible Assets						(492,000,000)
Tangible Assets At The End						6,314,000,000
Furniture Fixtures And Vehicles [Member] | Use right [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				4,212,000,000		4,379,986,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						441,735,000
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					27,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						(22,000,000)
Exchange differences and other tangible assets						(212,000,000)
Retirements Tangible Assets						(403,000,000)
Tangible Assets At The End						4,212,000,000
Furniture Fixtures And Vehicles [Member] | Use right [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				0		0
Changes In Tangible Assets Abstract
Additions Tangible Assets						0
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					0
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						0
Exchange differences and other tangible assets						0
Retirements Tangible Assets						0
Tangible Assets At The End						0
Furniture Fixtures And Vehicles [Member] | Use right [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining						2,248,000,000
Tangible Assets End						2,102,000,000
For Own Use Tangible Assets [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				0		12,352,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						927,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						(125,000,000)
Exchange differences and other tangible assets						(224,000,000)
Retirements Tangible Assets						(607,000,000)
Tangible Assets At The End						0
For Own Use Tangible Assets [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				0		5,455,784,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						528,221,000
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					61,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						(3,000,000)
Transfers Tangible Assets						(53,000,000)
Exchange differences and other tangible assets						(200,000,000)
Retirements Tangible Assets						(439,000,000)
Tangible Assets At The End						0
For Own Use Tangible Assets [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning				0		315,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets						29,132,000
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					1,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets						0
Disposals Of Entities In The Year Tangible Assets						0
Transfers Tangible Assets						(77,000,000)
Exchange differences and other tangible assets						(51,000,000)
Retirements Tangible Assets						0
Tangible Assets At The End						0
For Own Use Tangible Assets [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining						6,581,000,000
Tangible Assets End						6,756,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		3,516,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		183,000,000		3,574,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets		(294,000,000)
Transfers Tangible Assets		(60,000,000)		(1,000,000)
Exchange differences and other tangible assets		(127,000,000)		0
Retirements Tangible Assets		(157,000,000)		(57,000,000)
Tangible Assets At The End		3,061,000,000		3,516,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		370,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		312,000,000		338,000,000
Provisions Transferred To Discontinued Operations Tangible Assets		32,000,000	[1]	43,000,000	[2]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	(71,000,000)
Transfers Tangible Assets		(9,000,000)		(1,000,000)
Exchange differences and other tangible assets		(42,000,000)		(7,000,000)
Retirements Tangible Assets		(10,000,000)		(3,000,000)
Tangible Assets At The End		582,000,000		370,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		191,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		68,000,000		60,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		10,000,000		127,000,000
Exchange differences and other tangible assets		5,000,000		4,000,000
Retirements Tangible Assets		0		0
Tangible Assets At The End		274,000,000		191,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		2,955,000,000		0
Tangible Assets End		2,205,000,000		2,955,000,000
For Own Use Investment Property [Member] | Use right [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		101,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		0		101,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets		0
Transfers Tangible Assets		25,000,000		0
Exchange differences and other tangible assets		0		0
Retirements Tangible Assets		(3,000,000)		0
Tangible Assets At The End		123,000,000		101,000,000
For Own Use Investment Property [Member] | Use right [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		11,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		12,000,000		11,000,000
Provisions Transferred To Discontinued Operations Tangible Assets		0	[1]	0	[2]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		4,000,000		0
Exchange differences and other tangible assets		0		0
Retirements Tangible Assets		0		0
Tangible Assets At The End		27,000,000		11,000,000
For Own Use Investment Property [Member] | Use right [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		14,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		12,000,000		0
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0
Disposals Of Entities In The Year Tangible Assets				0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		0		14,000,000
Exchange differences and other tangible assets		0		0
Retirements Tangible Assets		0		0
Tangible Assets At The End		26,000,000		14,000,000
For Own Use Investment Property [Member] | Use right [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		76,000,000		0
Tangible Assets End		70,000,000		76,000,000
Investment Property [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		216,000,000		201,000,000		228,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		2,000,000		12,000,000		11,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		18,000,000		13,000,000		(5,000,000)
Exchange differences and other tangible assets		(24,000,000)		0		116,000,000
Retirements Tangible Assets		(11,000,000)		(10,000,000)		(149,000,000)
Tangible Assets At The End		201,000,000		216,000,000		201,000,000
Investment Property [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		15,000,000		11,000,000		13,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		3,000,000		4,000,000		5,137,000
Provisions Transferred To Discontinued Operations Tangible Assets		0	[1]	0	[2]	0	[3]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		1,000,000		0		(2,000,000)
Exchange differences and other tangible assets		(3,000,000)		0		3,000,000
Retirements Tangible Assets		0		0		(8,000,000)
Tangible Assets At The End		16,000,000		15,000,000		11,000,000
Investment Property [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		26,000,000		27,000,000		20,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		1,000,000		0		(25,000,000)
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					0
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		7,000,000		(4,000,000)		(3,000,000)
Exchange differences and other tangible assets		0		3,000,000		62,000,000
Retirements Tangible Assets		0		0		(27,000,000)
Tangible Assets At The End		34,000,000		26,000,000		27,000,000
Investment Property [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		175,000,000		163,000,000		195,000,000
Tangible Assets End		151,000,000		175,000,000		163,000,000
Assests Leased Out Under An Operating Lease [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		337,000,000		386,000,000		492,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		0		0		0
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		0		0		0
Exchange differences and other tangible assets		8,000,000		(49,000,000)		(105,000,000)
Retirements Tangible Assets		0		0		(1,000,000)
Tangible Assets At The End		345,000,000		337,000,000		386,000,000
Assests Leased Out Under An Operating Lease [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		74,000,000		76,000,000		77,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		1,000,000		0		0
Provisions Transferred To Discontinued Operations Tangible Assets		0	[1]	0	[2]	0	[3]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		0		0		0
Exchange differences and other tangible assets		(21,000,000)		(2,000,000)		(1,000,000)
Retirements Tangible Assets		0		0		0
Tangible Assets At The End		54,000,000		74,000,000		76,000,000
Assests Leased Out Under An Operating Lease [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0		0		0
Changes In Tangible Assets Abstract
Additions Tangible Assets		0		0		0
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					0
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	0
Transfers Tangible Assets		0		0		0
Exchange differences and other tangible assets		0		0		0
Retirements Tangible Assets		0		0		0
Tangible Assets At The End		0		0		0
Assests Leased Out Under An Operating Lease [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		263,000,000		310,000,000		415,000,000
Tangible Assets End		291,000,000		263,000,000		310,000,000
Total Member | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		16,578,000,000		12,910,000,000		13,072,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		651,000,000		4,175,000,000		938,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	(1,616,000,000)
Transfers Tangible Assets		(272,000,000)		(88,000,000)		(130,000,000)
Exchange differences and other tangible assets		(1,166,000,000)		14,000,000		(213,000,000)
Retirements Tangible Assets		(498,000,000)		(433,000,000)		(757,000,000)
Tangible Assets At The End		13,677,000,000		16,578,000,000		12,910,000,000
Total Member | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		6,067,000,000		5,437,000,000		5,546,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		781,000,000		876,000,000		533,358,000
Provisions Transferred To Discontinued Operations Tangible Assets		76,000,000	[1]	103,000,000	[2]	61,000,000	[3]
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		(3,000,000)
Companies In The Sale Process Tangible Assets	[1]	(765,000,000)
Transfers Tangible Assets		(58,000,000)		(30,000,000)		(55,000,000)
Exchange differences and other tangible assets		(470,000,000)		(23,000,000)		(198,000,000)
Retirements Tangible Assets		(260,000,000)		(296,000,000)		(447,000,000)
Tangible Assets At The End		5,371,000,000		6,067,000,000		5,437,000,000
Total Member | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		443,000,000		244,000,000		335,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		125,000,000		94,000,000		4,085,000
Provisions Transferred To Discontinued Operations Tangible Assets	[3]					1,000,000
Acquisition Of Subsidiaries In The Year Tangible Assets		0		0		0
Disposals Of Entities In The Year Tangible Assets				0		0
Companies In The Sale Process Tangible Assets	[1]	(8,000,000)
Transfers Tangible Assets		(51,000,000)		121,000,000		(80,000,000)
Exchange differences and other tangible assets		(26,000,000)		(13,000,000)		11,000,000
Retirements Tangible Assets		0		(3,000,000)		(27,000,000)
Tangible Assets At The End		483,000,000		443,000,000		244,000,000
Total Member | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining		10,068,000,000		7,229,000,000		7,191,000,000
Tangible Assets End		€ 7,823,000,000		€ 10,068,000,000		€ 7,229,000,000

[1]	(*) Amount is mainly due to the stake in BBVA USA (see Note 3).
[2]	(*) Amount in 2019 is mainly due to the stake in BBVA USA (see Note 3).
[3]	(*) Amount is mainly due to the stake in BBVA USA (see Note 3).